Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000178763 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178763 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178763 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178763 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178763 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178763 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178763 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178763 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000178763 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178763 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000178763 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000178763 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000178763 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000178763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000178763 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000178763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173131 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173131 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173131 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173131 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173131 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173131 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173131 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173131 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173131 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173131 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173131 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173131 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000173131 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000173131 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173131 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000173131 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001811 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001811 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001811 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001811 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001811 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001811 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001811 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001811 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001811 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001811 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001811 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001811 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000001811 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000001811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001811 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000001811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001809 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001809 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001809 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001809 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001809 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001809 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001809 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001809 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001809 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001809 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001809 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001809 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000001809 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000001809 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001809 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000001809 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001813 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001813 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001813 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001813 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001813 [Member] | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001813 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001813 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001813 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001813 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001813 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001813 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000001813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001815 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001815 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001815 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001815 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001815 [Member] | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001815 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001815 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001815 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001815 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001815 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001815 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000001815 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173132 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173132 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173132 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173132 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173132 [Member] | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173132 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173132 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173132 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173132 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173132 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173132 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000173132 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178764 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178764 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178764 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178764 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178764 [Member] | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178764 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178764 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178764 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178764 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178764 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178764 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000178764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%